Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022				$ 12,000	$ 5,216,840	$ (39,180,057)	$ (33,951,217)
Balance, shares at Dec. 31, 2022				119,999,989
Net loss						(60,477,680)	(60,477,680)
Balance at Dec. 31, 2023				$ 12,000	5,216,840	(99,657,737)	(94,428,897)
Balance, shares at Dec. 31, 2023				119,999,989
Net loss						(13,727,380)	(13,727,380)
Issuance of Series A preferred stock	$ 2,799,990						2,799,990
Issuance of preferred stock, shares	500
Issuance of Series C preferred stock			$ 6,000,000				6,000,000
Issuance of preferred stock, shares			600
Issuance of Series B preferred stock		$ 3,613,000					3,613,000
Issuance of Series B preferred stock, shares		3,613
Conversion of convertible promissory notes into common stock in connection with merger				$ 1,034	46,621,593		46,622,627
Conversion of convertible promissory notes into common stock in connection with merger, shares				10,337,419
Merger, net of redemptions and transaction costs				$ 1,478	(2,885,459)		(2,883,981)
Merger, net of redemptions and transaction costs, shares				14,778,056
Issuance of restricted common stock				$ 1,935	(1,935)
Issuance of restricted common stock, shares				19,348,954
Issuance of common stock for Sponsor advisory service fee				$ 15	676,485		676,500
Issuance of common stock for Sponsor advisory service fee, shares				150,000
Issuance of commitment shares in connection with the loan agreement				$ 100	889,900		890,000
Issuance of commitment shares in connection with the loan agreement, shares				1,000,000
Issuance of common stock in connection with Polar note				$ 150	(150)
Issuance of common stock in connection with Polar Note, shares				1,500,000
Contribution from related party		$ (3,613,000)			3,613,000
Contribution from related party, shares		(3,613)
Nonrefundable prepaid proceeds towards anticipated Series A-1 preferred stock issuance					3,000,000		3,000,000
Issuance of common stock in settlement of vested restricted stock units				$ 1,088	(1,088)
Issuance of common stock in settlement of vested restricted stock units, shares				10,876,947
Stock-based compensation					40,764,136		40,764,136
Balance at Dec. 31, 2024	$ 2,799,990		$ 6,000,000	$ 17,800	$ 97,893,322	$ (113,385,117)	$ (6,674,005)
Balance, shares at Dec. 31, 2024	500		600	177,991,365